Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Rent expense	$ 1,350	$ 1,479	$ 1,600
Restricted cash	63,160	54,945
Containers orders placed	$ 52,190